Share-Based Compensation (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restricted Stock Units (RSUs) [Member]
Summary of restricted stock award activity
Nonvested, Beginning of Period	19,158
Granted	14,534
Vested	(217)
Forfeited	(335)
Nonvested, End of Period	33,140	19,158
Weighted Average Grant-Date Fair Value, Beginning of Period	$ 292.50
Weighted Average Grant-Date Fair Value, Granted	292.20
Weighted Average Grant Date Fair Value, Vested	353.40
Weighted Average Grant Date Fair Value, Forfeited	321.00
Weighted Average Grant-Date Fair Value, End of Period	$ 291.60	$ 292.50
Restricted Stock [Member]
Summary of restricted stock award activity
Nonvested, Beginning of Period	166,203
Granted	88,738
Vested	(28,341)
Forfeited	(14,094)
Nonvested, End of Period	212,506	166,203
Weighted Average Grant-Date Fair Value, Beginning of Period	$ 519.00
Weighted Average Grant-Date Fair Value, Granted	287.85
Weighted Average Grant Date Fair Value, Vested	863.85
Weighted Average Grant Date Fair Value, Forfeited	376.95
Weighted Average Grant-Date Fair Value, End of Period	$ 384.45	$ 519.00
Performance unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year 6 months	1 year 7 months 6 days
Summary of restricted stock award activity
Nonvested, Beginning of Period	30,888
Granted	42,961
Vested	(10,051)
Forfeited	(13,787)
Nonvested, End of Period	50,011	30,888